INTEREST-BEARING LOANS AND BORROWINGS (Details) $ in Thousands, $ in Millions		12 Months Ended
		Jun. 30, 2019 USD ($)	Jun. 30, 2019 AUD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jul. 17, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Information about Borrowings [Abstract]
Total current							$ 4,274	$ 0
Total non-current							54,441	0
Total borrowings		$ 58,715		$ 0			58,715	0
Reconciliation of Change in Borrowings [Abstract]
Balance		0
Transfers		425
Proceeds		81,880		0	$ 0
Repayments		(19,494)		0	0
Borrowing costs		(4,096)
Balance		58,715		0
Loan facility drawn down		81,880		0	$ 0
Repayments of current borrowings		18,400
Remaining balance of unamortized borrowing costs		3,600
Term Loan Facility [Member]
Information about Borrowings [Abstract]
Total non-current	[1]						35,904	0
Total borrowings	[1]	0		0			$ 35,904	0
Reconciliation of Change in Borrowings [Abstract]
Balance	[1]	0
Transfers	[1]	0
Proceeds	[1]	40,000
Repayments	[1]	0
Borrowing costs	[1]	(4,096)
Balance	[1]	35,904		0
Loan facility drawn down	[1]	$ 40,000
Debt instrument term of basis spread on variable rate		3 years	3 years
Debt instrument, basis spread on variable rate							7.50%
Non cash borrowing cost			$ 2.2
Equipment Finance Facility [Member]
Information about Borrowings [Abstract]
Total current	[2]						$ 4,140	0
Total non-current	[2]						18,498	0
Total borrowings	[2]	$ 0		0			22,638	0
Reconciliation of Change in Borrowings [Abstract]
Balance	[2]	0
Transfers	[2]	0
Proceeds	[2]	23,679
Repayments	[2]	(1,041)
Borrowing costs	[2]	0
Balance	[2]	22,638		0
Loan facility drawn down	[2]	23,679
Equipment Finance Facility [Member] | Komatsu Financial Limited Partnership [Member]
Reconciliation of Change in Borrowings [Abstract]
Secured financing borrowing facility							19,000
Additional secured financing borrowing facility							7,500
Project Loan Facility [Member]
Information about Borrowings [Abstract]
Total borrowings	[3]	0		0			0	0
Reconciliation of Change in Borrowings [Abstract]
Balance	[3]	0
Transfers	[3]	0
Proceeds	[3]	18,149
Repayments	[3]	(18,149)
Borrowing costs	[3]	0
Balance	[3]	0		0
Loan facility drawn down	[3]	18,149
Project Loan Facility [Member] | Macquarie Bank Limited [Member]
Reconciliation of Change in Borrowings [Abstract]
Repayments of current borrowings		18,100
Remaining balance of unamortized borrowing costs		3,600
Other [Member]
Information about Borrowings [Abstract]
Total current							134	0
Total non-current							39	0
Total borrowings		0		0			173	$ 0
Reconciliation of Change in Borrowings [Abstract]
Balance		0
Transfers		425
Proceeds		52
Repayments		(304)
Borrowing costs		0
Balance		173		$ 0
Loan facility drawn down		52
TLF Tranche 1 [Member]
Reconciliation of Change in Borrowings [Abstract]
Proceeds		40,000
Loan facility drawn down		40,000
TLF Tranche 1 [Member] | Tribeca Global Resources Credit Pty Ltd [Member]
Reconciliation of Change in Borrowings [Abstract]
Proceeds		40,000
Loan facility drawn down		40,000
TLF Tranche 2 [Member]
Information about Borrowings [Abstract]
Total borrowings		40,000					40,000
Reconciliation of Change in Borrowings [Abstract]
Balance		$ 40,000
TLF Tranche 2 [Member] | Tribeca Global Resources Credit Pty Ltd [Member]
Reconciliation of Change in Borrowings [Abstract]
Proposed term loan amendment							$ 16,000
TLF Tranche 2 [Member] | Tribeca Global Resources Credit Pty Ltd [Member] | Subsequent Events [Member]
Reconciliation of Change in Borrowings [Abstract]
Proposed term loan amendment						$ 10,000

[1]	During the year, the Company executed a Term Loan Facility ("TLF") with Tribeca Global Resources Credit Pty Ltd ("Tribeca") (as agent) and drew the first US$40 million tranche of the TLF. Drawdown of the second tranche of the TLF (originally US$16 million, but proposed to be resized to US$10 million - refer to Note 25 for additional details) is conditional upon satisfaction of a ramp-up test, financial undertakings and other customary conditions precedent. The key terms of the three-year TLF are typical of a facility of this nature, including a floating interest rate comprising the US Prime Rate plus a margin of 7.50% pa, plus usual undertakings and events of default for a facility of this nature. The TLF is repayable in a bullet repayment by April 2022. Borrowing costs amounting to US$4.1 million (which includes non-cash share-based payments of US$2.2 million), have been offset against the borrowing.
[2]	The Company has entered into a Secured Financing Facility with Komatsu Financial Limited Partnership ("Komatsu") (and its subsidiary Joy Underground Mining) to finance the purchase of up to US$19.0 million of equipment from Komatsu for use at the Poplar Grove Mine, on instalment terms. Komatsu has also agreed to provide an additional equipment financing facility of up to US$7.5 million for the purchase of non-Komatsu equipment. Interest rates vary for each piece of equipment, based on standard commercial rates for leased mining equipment in the United States.
[3]	During the year, the Group fully repaid its previous project loan facility from Macquarie Bank Limited by making a principal repayment of US$18.1 million. Upon extinguishment of the project loan facility, the remaining balance of unamortised borrowing costs, amounting to US$3.6 million (including non-cash share-based payments), were expensed through profit or loss.